Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Restatement of Previously Issued Financial Statements
Schedule of previous reported consolidated Balance Sheet

CONSOLIDATED BALANCE SHEETS

	DECEMBER 31, 2023
	As previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$2,233,211	$843,251	$3,076,462
Total current assets	24,151,758	843,251	24,995,009
Total assets	27,467,593	843,251	28,310,844

Stockholders’ equity (deficit)
Accumulated deficit	(62,794,376)	843,251	(61,951,125)

Total stockholders’ equity (deficit)	(782,897)	843,251	60,354

Total liabilities and stockholders’ equity (deficit)	$27,467,593	$843,251	$28,310,844

Schedule of previously reported Consolidated Statement of Operations

CONSOLIDATED STATEMENT OF OPERATIONS

	FOR THE YEAR ENDED DECEMBER 31,
	2023
	As previously
	reported	Adjustment	As restated
Revenue	$17,940,370	$(315,000)	$17,625,370
Gross Profit	5,767,996	(315,000)	5,452,996
Operating (loss) income	(8,658,472)	(315,000)	(8,973,472)
Interest income	—	79,301	79,301
Total other income	15,035,698	79,301	15,114,999

Income (loss) before provision for income taxes	6,377,226	(235,699)	6,141,527

Net income (loss)	$5,904,013	$(235,699)	$5,668,314

Net loss per common share - basic and diluted:	$0.06	$—	$0.06

Schedule of previously reported Consolidated Statements of Changes in Stockholder's Equity

	Accumulated Deficit
	As Reported	Adjustment	As Restated
Balance – January 1, 2022	$(67,116,913)	$—	$(67,116,913)

Net loss	(1,581,476)	1,078,950	(502,526)

Balance December 31, 2022	(68,698,389)	1,078,950	(67,619,439)

Net income	5,904,013	(235,699)	5,668,314

Balance December 31, 2023	$(62,794,376)	$(843,251)	$(61,951,125)

Schedule of previously reported Consolidated Statement of Cash Flows

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE YEAR ENDED DECEMBER 31,
	2023
	As previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$5,904,013	$(235,699)	$5,668,314

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(79,301)	(79,301)
Changes in operating assets and liabilities
Accounts receivable	544,396	315,000	859,396
Net cash provided by operating activities	$19,226,037	$—	$19,226,037